PENSIONS - Net liability recognized in the statement of financial position relating to defined benefit pension plans (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
PENSIONS
Corporate bonds	$ 66.0	$ 69.7
US equities	30.0	26.6
Government bonds	29.8	30.9
Other equities	22.3	22.4
Other including cash	5.1	7.7
Maximum
PENSIONS
Total	$ 153.2	$ 157.3